Consolidated Statements of Financial Position ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
ASSETS
Goodwill	₨ 387,399	$ 4,129	₨ 325,014
Intangible assets	29,176	311	27,450
Property, plant and equipment	81,787	872	80,684
Right-of-Use assets	28,287	301	25,598
Financial assets
Derivative assets	0	0
Investments	28,053	299	26,458
Trade receivables	349	4	299
Unbilled receivables	7,433	79	0
Other financial assets	6,259	67	4,664
Non-Financial Assets
Investments accounted for using equity method	2,126	23	1,327
Deferred tax assets	5,242	56	2,561
Non-current tax assets	7,787	83	7,230
Other non-current assets	9,010	96	7,460
Total non-current assets	592,908	6,320	508,745
Inventories	517	6	694
Financial assets
Derivative assets	888	9	1,820
Investments	437,680	4,665	411,474
Cash and cash equivalents	105,555	1,125	121,974
Trade receivables	135,901	1,448	117,745
Unbilled receivables	76,823	819	64,280
Other financial assets	10,245	109	8,448
Non-Financial Assets
Contract assets	14,819	158	15,795
Current tax assets	10,762	115	6,417
Other current assets	33,164	353	29,128
Total current assets	826,354	8,807	777,775
TOTAL ASSETS	1,419,262	15,127	1,286,520
Share capital	20,977	224	20,944
Share premium	6,158	66	2,628
Retained earnings	735,057	7,834	716,477
Share-based payment reserve	7,920	84	6,985
Special Economic Zone Re-investment reserve	25,966	277	27,778
Other components of equity	89,290	952	53,497
Equity attributable to the equity holders of the Company	885,368	9,437	828,309
Non-controlling interests	2,509	27	2,138
TOTAL EQUITY	887,877	9,464	830,447
Financial liabilities
Loans and borrowings	1,962	21	63,954
Lease liabilities	26,327	281	22,193
Accrued expenses	4,394	47	0
Other financial liabilities	6,743	72	7,793
Non-Financial Liabilities
Deferred tax liabilities	17,266	184	16,443
Non-current tax liabilities	48,195	514	42,024
Other non-current liabilities	23,042	246	17,119
Provisions	224	2	294
Total non-current liabilities	128,153	1,367	169,820
Financial liabilities
Loans, borrowings and bank overdrafts	165,912	1,768	97,863
Lease liabilities	8,709	92	8,025
Derivative liabilities	10,978	117	968
Trade payables and accrued expenses	94,924	1,012	88,252
Other financial liabilities	11,357	120	3,878
Non-Financial liabilities
Contract liabilities	25,434	271	20,063
Current tax liabilities	49,621	529	34,481
Other current liabilities	34,801	371	31,086
Provisions	1,496	16	1,637
Total current liabilities	403,232	4,296	286,253
TOTAL LIABILITIES	531,385	5,663	456,073
TOTAL EQUITY AND LIABILITIES	₨ 1,419,262	$ 15,127	₨ 1,286,520